Reconciliation of Effective Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Income Tax Reconciliation [Line Items]
Computed expected tax expense	$ (13,941)			$ (50,970)	$ (22,489)	$ (8,377)
State income taxes, net of federal tax effect	(1,143)			555	434	91
Foreign income taxes	(69)			610	831	(1,889)
Permanent differences	534			4,820	193	(335)
Non-deductible acquisition costs	3,716			2,896
Intercompany elimination				2,843
Change in valuation allowance				44,169	17,292	14,830
Income tax (benefit) expense	$ (10,903)	$ 11,598	$ 5,195	$ 4,923	$ (3,739)	$ 4,320